Maturity analysis of assets, liabilities and off-balance sheet commitments - Maturity analysis of assets, liabilities and off-balance sheet commitments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Cash and balances at central banks	$ 242,859	$ 267,674	$ 285,868
Hong Kong Government certificates of indebtedness	44,063	42,293
Trading assets	366,153	314,842
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	133,063	115,769
Derivatives	237,740	268,637
Due from and placements with banks and other financial institutions	108,462	102,039
Loans and advances to customers	988,399	930,658	938,535
– personal	471,731	444,698
– corporate and commercial	416,979	403,949
– financial	99,689	82,011
Reverse repurchase agreements – non-trading	298,392	252,549
Financial investments	567,211	493,166
Assets held for sale	10,811	26,356
Accrued income and other financial assets	120,008	109,336
Financial assets	3,117,161	2,923,319
Non-financial assets	115,873	93,729
Total assets	3,233,034	3,017,048	3,038,677
Off-balance sheet commitments received
Loan and other credit-related commitments	52,535	41,875
Financial liabilities
Hong Kong currency notes in circulation	44,063	42,293
Deposits by banks	97,952	73,997
Customer accounts	1,786,828	1,654,955	1,611,647
– personal	887,054	823,303
– corporate and commercial	682,474	635,593
– financial	217,300	196,059
Repurchase agreements – non-trading	204,974	180,880
Trading liabilities	72,122	65,982
Financial liabilities designated at fair value	158,456	138,727
Derivatives	237,854	264,448
Debt securities in issue	99,675	105,785
Liabilities of disposal groups held for sale	18,334	7,178
Accruals and other financial liabilities	133,523	122,049
Subordinated liabilities	28,406	25,958
Financial liabilities	2,882,187	2,682,252
Non-financial liabilities	145,181	142,523
Total liabilities	3,027,368	2,824,775
Off-balance sheet commitments given
Loan and other credit-related commitments	948,637	861,578
Disposal groups held for sale
Financial assets
Non-financial assets	260	920
Financial liabilities
Non-financial liabilities	5,000	21,830
Off-balance sheet commitments given
Unallocated impairment losses	90	30
HSBC Holdings
Financial assets
Trading assets	0	709
Cash and balances with HSBC undertakings	5,079	2,548	$ 7,029
Derivatives	1,942	3,054
Due from and placements with banks and other financial institutions	40,500	37,677
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	67,217	61,286
Financial investments	15,470	10,328
Accrued income and other financial assets	3,285	4,081
Financial assets	133,493	119,683
Non-financial assets	159,527	154,574
Total assets	293,020	274,257
Financial liabilities
Amounts owed to HSBC undertakings	89	231
Financial liabilities designated at fair value	52,907	41,582
Derivatives	3,451	5,340
Debt securities in issue	69,024	64,320
Accruals and other financial liabilities	2,274	3,075
Subordinated liabilities	26,114	23,548
Financial liabilities	153,859	138,096
Non-financial liabilities	12	22
Total liabilities	153,871	138,118
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
– personal
Off-balance sheet commitments given
Loan and other credit-related commitments	272,532	253,522
– corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	516,811	461,159
– financial
Off-balance sheet commitments given
Loan and other credit-related commitments	159,294	146,897
Debt securities in issue
Financial liabilities
Financial liabilities	216,217	205,564
Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	44,688	33,267
Financial liabilities	113,711	97,588
– debt securities in issue: covered bonds
Financial liabilities
Debt securities in issue	2,207	1,253
– debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	115,973	99,168
Debt securities in issue	93,167	100,362
– subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	9,175	9,316
– subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	8,219	8,315
– other
Financial liabilities
Financial liabilities designated at fair value	33,308	30,243
– debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	4,301	4,170
Due not more than 1 month
Financial assets
Cash and balances at central banks	242,859	267,674
Hong Kong Government certificates of indebtedness	44,063	42,293
Trading assets	358,864	311,277
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	7,659	6,329
Derivatives	234,390	264,689
Due from and placements with banks and other financial institutions	74,341	69,778
Loans and advances to customers	150,457	135,250
– personal	50,268	45,221
– corporate and commercial	86,383	78,170
– financial	13,806	11,859
Reverse repurchase agreements – non-trading	199,154	179,590
Financial investments	41,092	35,780
Assets held for sale	1,279	2,711
Accrued income and other financial assets	103,776	94,803
Financial assets	1,457,934	1,410,174
Non-financial assets	0	0
Total assets	1,457,934	1,410,174
Off-balance sheet commitments received
Loan and other credit-related commitments	52,535	41,875
Financial liabilities
Hong Kong currency notes in circulation	44,063	42,293
Deposits by banks	81,954	54,714
Customer accounts	1,518,208	1,382,204
– personal	697,222	640,031
– corporate and commercial	623,088	564,693
– financial	197,898	177,480
Repurchase agreements – non-trading	180,780	168,075
Trading liabilities	68,054	58,069
Financial liabilities designated at fair value	23,306	19,037
Derivatives	235,555	262,928
Debt securities in issue	5,912	5,761
Liabilities of disposal groups held for sale	15,901	5,356
Accruals and other financial liabilities	110,867	99,424
Subordinated liabilities	0	0
Financial liabilities	2,284,600	2,097,861
Non-financial liabilities	0	0
Total liabilities	2,284,600	2,097,861
Off-balance sheet commitments given
Loan and other credit-related commitments	948,261	861,181
Due not more than 1 month | HSBC Holdings
Financial assets
Trading assets	0	709
Cash and balances with HSBC undertakings	5,079	2,548
Derivatives	1,371	2,339
Due from and placements with banks and other financial institutions	6,250	8,500
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	0	0
Financial investments	11,736	6,141
Accrued income and other financial assets	1,864	2,719
Financial assets	26,300	22,956
Non-financial assets	0	0
Total assets	26,300	22,956
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	0	0
Derivatives	1,299	1,502
Debt securities in issue	0	0
Accruals and other financial liabilities	294	351
Subordinated liabilities	0	0
Financial liabilities	1,593	1,853
Non-financial liabilities	0	0
Total liabilities	1,593	1,853
Due not more than 1 month | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments	272,532	253,522
Due not more than 1 month | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	516,435	460,762
Due not more than 1 month | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	159,294	146,897
Due not more than 1 month | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due not more than 1 month | – debt securities in issue: covered bonds
Financial liabilities
Debt securities in issue	0	0
Due not more than 1 month | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	8,380	8,431
Debt securities in issue	5,405	5,250
Due not more than 1 month | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	1	0
Due not more than 1 month | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due not more than 1 month | – other
Financial liabilities
Financial liabilities designated at fair value	14,925	10,606
Due not more than 1 month | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	507	511
Due over 1 month but not more than 3 months
Financial assets
Cash and balances at central banks	0	0
Hong Kong Government certificates of indebtedness	0	0
Trading assets	4,209	1,374
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	1,002	1,497
Derivatives	149	401
Due from and placements with banks and other financial institutions	13,842	16,300
Loans and advances to customers	70,926	69,955
– personal	11,938	10,236
– corporate and commercial	50,794	52,618
– financial	8,194	7,101
Reverse repurchase agreements – non-trading	41,434	36,552
Financial investments	75,509	74,850
Assets held for sale	559	170
Accrued income and other financial assets	7,104	6,831
Financial assets	214,734	207,930
Non-financial assets	0	0
Total assets	214,734	207,930
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits by banks	2,433	1,595
Customer accounts	162,033	168,423
– personal	110,013	111,341
– corporate and commercial	38,493	45,047
– financial	13,527	12,035
Repurchase agreements – non-trading	12,964	10,340
Trading liabilities	2,093	4,933
Financial liabilities designated at fair value	12,208	8,732
Derivatives	97	2
Debt securities in issue	4,399	10,915
Liabilities of disposal groups held for sale	404	223
Accruals and other financial liabilities	11,030	11,827
Subordinated liabilities	0	0
Financial liabilities	207,661	216,990
Non-financial liabilities	0	0
Total liabilities	207,661	216,990
Off-balance sheet commitments given
Loan and other credit-related commitments	67	74
Due over 1 month but not more than 3 months | HSBC Holdings
Financial assets
Trading assets	0	0
Cash and balances with HSBC undertakings	0	0
Derivatives	26	0
Due from and placements with banks and other financial institutions	0	0
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	0	0
Financial investments	3,734	4,187
Accrued income and other financial assets	803	856
Financial assets	4,563	5,043
Non-financial assets	0	0
Total assets	4,563	5,043
Financial liabilities
Amounts owed to HSBC undertakings	89	231
Financial liabilities designated at fair value	1,760	0
Derivatives	1	89
Debt securities in issue	0	0
Accruals and other financial liabilities	1,109	1,713
Subordinated liabilities	0	0
Financial liabilities	2,959	2,033
Non-financial liabilities	0	0
Total liabilities	2,959	2,033
Due over 1 month but not more than 3 months | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 1 month but not more than 3 months | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	67	74
Due over 1 month but not more than 3 months | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 1 month but not more than 3 months | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	1,760	0
Due over 1 month but not more than 3 months | – debt securities in issue: covered bonds
Financial liabilities
Debt securities in issue	0	0
Due over 1 month but not more than 3 months | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	7,958	4,148
Debt securities in issue	4,356	10,868
Due over 1 month but not more than 3 months | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 1 month but not more than 3 months | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 1 month but not more than 3 months | – other
Financial liabilities
Financial liabilities designated at fair value	4,250	4,584
Due over 1 month but not more than 3 months | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	43	47
Due over 3 months but not more than 6 months
Financial assets
Cash and balances at central banks	0	0
Hong Kong Government certificates of indebtedness	0	0
Trading assets	1,551	679
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	2,061	1,218
Derivatives	176	709
Due from and placements with banks and other financial institutions	5,664	3,871
Loans and advances to customers	59,646	53,557
– personal	8,704	7,634
– corporate and commercial	41,517	38,440
– financial	9,425	7,483
Reverse repurchase agreements – non-trading	20,115	15,054
Financial investments	44,525	50,650
Assets held for sale	418	215
Accrued income and other financial assets	4,989	4,127
Financial assets	139,145	130,080
Non-financial assets	0	0
Total assets	139,145	130,080
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits by banks	972	2,227
Customer accounts	62,389	58,928
– personal	47,005	41,429
– corporate and commercial	13,242	14,708
– financial	2,142	2,791
Repurchase agreements – non-trading	10,257	1,176
Trading liabilities	1,975	2,873
Financial liabilities designated at fair value	8,709	5,890
Derivatives	89	6
Debt securities in issue	6,892	10,330
Liabilities of disposal groups held for sale	145	42
Accruals and other financial liabilities	5,050	5,415
Subordinated liabilities	0	1,719
Financial liabilities	96,478	88,606
Non-financial liabilities	0	0
Total liabilities	96,478	88,606
Off-balance sheet commitments given
Loan and other credit-related commitments	20	12
Due over 3 months but not more than 6 months | HSBC Holdings
Financial assets
Trading assets	0	0
Cash and balances with HSBC undertakings	0	0
Derivatives	10	24
Due from and placements with banks and other financial institutions	1,760	120
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	0	0
Financial investments	0	0
Accrued income and other financial assets	404	292
Financial assets	2,174	436
Non-financial assets	0	0
Total assets	2,174	436
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	0	0
Derivatives	86	144
Debt securities in issue	1,535	0
Accruals and other financial liabilities	676	831
Subordinated liabilities	0	1,541
Financial liabilities	2,297	2,516
Non-financial liabilities	0	0
Total liabilities	2,297	2,516
Due over 3 months but not more than 6 months | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 3 months but not more than 6 months | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	20	12
Due over 3 months but not more than 6 months | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 3 months but not more than 6 months | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 3 months but not more than 6 months | – debt securities in issue: covered bonds
Financial liabilities
Debt securities in issue	0	0
Due over 3 months but not more than 6 months | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	7,169	3,557
Debt securities in issue	6,830	10,263
Due over 3 months but not more than 6 months | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 3 months but not more than 6 months | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 3 months but not more than 6 months | – other
Financial liabilities
Financial liabilities designated at fair value	1,540	2,333
Due over 3 months but not more than 6 months | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	62	67
Due over 6 months but not more than 9 months
Financial assets
Cash and balances at central banks	0	0
Hong Kong Government certificates of indebtedness	0	0
Trading assets	646	337
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	1,273	810
Derivatives	151	377
Due from and placements with banks and other financial institutions	4,899	4,264
Loans and advances to customers	36,257	36,945
– personal	7,160	6,705
– corporate and commercial	19,824	22,858
– financial	9,273	7,382
Reverse repurchase agreements – non-trading	9,474	3,715
Financial investments	20,166	15,907
Assets held for sale	246	401
Accrued income and other financial assets	817	648
Financial assets	73,929	63,404
Non-financial assets	0	0
Total assets	73,929	63,404
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits by banks	104	653
Customer accounts	19,424	19,062
– personal	14,460	13,429
– corporate and commercial	3,597	3,991
– financial	1,367	1,642
Repurchase agreements – non-trading	619	450
Trading liabilities	0	7
Financial liabilities designated at fair value	4,775	4,765
Derivatives	13	3
Debt securities in issue	3,999	7,332
Liabilities of disposal groups held for sale	32	2
Accruals and other financial liabilities	1,019	1,013
Subordinated liabilities	0	16
Financial liabilities	29,985	33,303
Non-financial liabilities	0	0
Total liabilities	29,985	33,303
Off-balance sheet commitments given
Loan and other credit-related commitments	30	85
Due over 6 months but not more than 9 months | HSBC Holdings
Financial assets
Trading assets	0	0
Cash and balances with HSBC undertakings	0	0
Derivatives	0	0
Due from and placements with banks and other financial institutions	0	0
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	0	0
Financial investments	0	0
Accrued income and other financial assets	209	203
Financial assets	209	203
Non-financial assets	0	0
Total assets	209	203
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	0	1,012
Derivatives	3	44
Debt securities in issue	408	0
Accruals and other financial liabilities	140	129
Subordinated liabilities	0	0
Financial liabilities	551	1,185
Non-financial liabilities	0	0
Total liabilities	551	1,185
Due over 6 months but not more than 9 months | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 6 months but not more than 9 months | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	30	85
Due over 6 months but not more than 9 months | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 6 months but not more than 9 months | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 6 months but not more than 9 months | – debt securities in issue: covered bonds
Financial liabilities
Debt securities in issue	0	0
Due over 6 months but not more than 9 months | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	3,608	2,885
Debt securities in issue	3,941	7,268
Due over 6 months but not more than 9 months | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	0	1,011
Due over 6 months but not more than 9 months | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	1,012
Due over 6 months but not more than 9 months | – other
Financial liabilities
Financial liabilities designated at fair value	1,167	869
Due over 6 months but not more than 9 months | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	58	64
Due over 9 months but not more than 1 year
Financial assets
Cash and balances at central banks	0	0
Hong Kong Government certificates of indebtedness	0	0
Trading assets	349	774
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	1,041	1,570
Derivatives	79	164
Due from and placements with banks and other financial institutions	3,056	2,922
Loans and advances to customers	36,897	38,985
– personal	6,295	6,197
– corporate and commercial	23,073	25,292
– financial	7,529	7,496
Reverse repurchase agreements – non-trading	5,575	6,659
Financial investments	17,973	20,465
Assets held for sale	737	711
Accrued income and other financial assets	715	579
Financial assets	66,422	72,829
Non-financial assets	0	0
Total assets	66,422	72,829
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits by banks	83	3,924
Customer accounts	17,348	17,389
– personal	12,118	11,109
– corporate and commercial	3,146	4,748
– financial	2,084	1,532
Repurchase agreements – non-trading	174	473
Trading liabilities	0	100
Financial liabilities designated at fair value	5,877	5,600
Derivatives	39	1
Debt securities in issue	4,955	7,239
Liabilities of disposal groups held for sale	98	107
Accruals and other financial liabilities	1,037	1,241
Subordinated liabilities	0	0
Financial liabilities	29,611	36,074
Non-financial liabilities	0	0
Total liabilities	29,611	36,074
Off-balance sheet commitments given
Loan and other credit-related commitments	43	49
Due over 9 months but not more than 1 year | HSBC Holdings
Financial assets
Trading assets	0	0
Cash and balances with HSBC undertakings	0	0
Derivatives	0	0
Due from and placements with banks and other financial institutions	0	13
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	0	0
Financial investments	0	0
Accrued income and other financial assets	5	11
Financial assets	5	24
Non-financial assets	0	0
Total assets	5	24
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	895	0
Derivatives	22	45
Debt securities in issue	0	0
Accruals and other financial liabilities	34	31
Subordinated liabilities	0	0
Financial liabilities	951	76
Non-financial liabilities	0	0
Total liabilities	951	76
Due over 9 months but not more than 1 year | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 9 months but not more than 1 year | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	43	49
Due over 9 months but not more than 1 year | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 9 months but not more than 1 year | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 9 months but not more than 1 year | – debt securities in issue: covered bonds
Financial liabilities
Debt securities in issue	0	0
Due over 9 months but not more than 1 year | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	3,854	4,362
Debt securities in issue	4,617	7,178
Due over 9 months but not more than 1 year | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	895	0
Due over 9 months but not more than 1 year | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	895	0
Due over 9 months but not more than 1 year | – other
Financial liabilities
Financial liabilities designated at fair value	1,128	1,238
Due over 9 months but not more than 1 year | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	338	61
1–2 years
Financial assets
Cash and balances at central banks	0	0
Hong Kong Government certificates of indebtedness	0	0
Trading assets	534	401
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	6,097	4,010
Derivatives	287	364
Due from and placements with banks and other financial institutions	2,675	2,276
Loans and advances to customers	96,320	89,061
– personal	21,281	19,683
– corporate and commercial	54,426	54,832
– financial	20,613	14,546
Reverse repurchase agreements – non-trading	12,837	7,400
Financial investments	62,079	54,125
Assets held for sale	365	513
Accrued income and other financial assets	350	498
Financial assets	181,544	158,648
Non-financial assets	0	0
Total assets	181,544	158,648
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits by banks	6,518	507
Customer accounts	5,042	6,482
– personal	4,128	3,983
– corporate and commercial	686	1,968
– financial	228	531
Repurchase agreements – non-trading	180	171
Trading liabilities	0	0
Financial liabilities designated at fair value	21,508	17,013
Derivatives	128	43
Debt securities in issue	8,039	14,724
Liabilities of disposal groups held for sale	10	0
Accruals and other financial liabilities	820	902
Subordinated liabilities	2	0
Financial liabilities	42,247	39,842
Non-financial liabilities	0	0
Total liabilities	42,247	39,842
Off-balance sheet commitments given
Loan and other credit-related commitments	10	6
1–2 years | HSBC Holdings
Financial assets
Trading assets	0	0
Cash and balances with HSBC undertakings	0	0
Derivatives	114	243
Due from and placements with banks and other financial institutions	2,049	1,640
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	4,863	5,835
Financial investments	0	0
Accrued income and other financial assets	0	0
Financial assets	7,026	7,718
Non-financial assets	0	0
Total assets	7,026	7,718
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	8,750	3,641
Derivatives	175	209
Debt securities in issue	2,711	14,897
Accruals and other financial liabilities	0	0
Subordinated liabilities	0	0
Financial liabilities	11,636	18,747
Non-financial liabilities	0	0
Total liabilities	11,636	18,747
1–2 years | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
1–2 years | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	10	6
1–2 years | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
1–2 years | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	7,858	2,755
1–2 years | – debt securities in issue: covered bonds
Financial liabilities
Debt securities in issue	670	0
1–2 years | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	18,928	14,660
Debt securities in issue	7,168	14,060
1–2 years | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	892	886
1–2 years | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	892	886
1–2 years | – other
Financial liabilities
Financial liabilities designated at fair value	1,688	1,467
1–2 years | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	201	664
Due over 2 years but not more than 5 years
Financial assets
Cash and balances at central banks	0	0
Hong Kong Government certificates of indebtedness	0	0
Trading assets	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	10,937	11,503
Derivatives	2,339	524
Due from and placements with banks and other financial institutions	3,293	2,236
Loans and advances to customers	186,262	176,645
– personal	55,491	53,434
– corporate and commercial	108,282	102,637
– financial	22,489	20,574
Reverse repurchase agreements – non-trading	9,803	3,579
Financial investments	199,798	143,870
Assets held for sale	904	2,465
Accrued income and other financial assets	593	346
Financial assets	413,929	341,168
Non-financial assets	0	0
Total assets	413,929	341,168
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits by banks	1,653	9,919
Customer accounts	2,249	2,353
– personal	2,108	1,981
– corporate and commercial	88	332
– financial	53	40
Repurchase agreements – non-trading	0	0
Trading liabilities	0	0
Financial liabilities designated at fair value	39,904	43,274
Derivatives	245	192
Debt securities in issue	32,934	22,311
Liabilities of disposal groups held for sale	118	0
Accruals and other financial liabilities	2,230	1,489
Subordinated liabilities	906	861
Financial liabilities	80,239	80,399
Non-financial liabilities	0	0
Total liabilities	80,239	80,399
Off-balance sheet commitments given
Loan and other credit-related commitments	190	57
Due over 2 years but not more than 5 years | HSBC Holdings
Financial assets
Trading assets	0	0
Cash and balances with HSBC undertakings	0	0
Derivatives	118	162
Due from and placements with banks and other financial institutions	7,331	6,739
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	31,702	31,547
Financial investments	0	0
Accrued income and other financial assets	0	0
Financial assets	39,151	38,448
Non-financial assets	0	0
Total assets	39,151	38,448
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	15,138	16,907
Derivatives	519	794
Debt securities in issue	33,550	24,395
Accruals and other financial liabilities	0	0
Subordinated liabilities	901	836
Financial liabilities	50,108	42,932
Non-financial liabilities	0	0
Total liabilities	50,108	42,932
Due over 2 years but not more than 5 years | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 2 years but not more than 5 years | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	190	57
Due over 2 years but not more than 5 years | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 2 years but not more than 5 years | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	13,953	15,036
Due over 2 years but not more than 5 years | – debt securities in issue: covered bonds
Financial liabilities
Debt securities in issue	1,537	1,253
Due over 2 years but not more than 5 years | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	35,405	38,259
Debt securities in issue	30,706	20,538
Due over 2 years but not more than 5 years | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	1,185	1,871
Due over 2 years but not more than 5 years | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	1,185	1,871
Due over 2 years but not more than 5 years | – other
Financial liabilities
Financial liabilities designated at fair value	3,314	3,144
Due over 2 years but not more than 5 years | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	691	520
Due over 5 years
Financial assets
Cash and balances at central banks	0	0
Hong Kong Government certificates of indebtedness	0	0
Trading assets	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	102,993	88,832
Derivatives	169	1,409
Due from and placements with banks and other financial institutions	692	392
Loans and advances to customers	351,634	330,260
– personal	310,594	295,588
– corporate and commercial	32,680	29,102
– financial	8,360	5,570
Reverse repurchase agreements – non-trading	0	0
Financial investments	106,069	97,519
Assets held for sale	6,303	19,170
Accrued income and other financial assets	1,664	1,504
Financial assets	569,524	539,086
Non-financial assets	115,873	93,729
Total assets	685,397	632,815
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits by banks	4,235	458
Customer accounts	135	114
– personal	0	0
– corporate and commercial	134	106
– financial	1	8
Repurchase agreements – non-trading	0	195
Trading liabilities	0	0
Financial liabilities designated at fair value	42,169	34,416
Derivatives	1,688	1,273
Debt securities in issue	32,545	27,173
Liabilities of disposal groups held for sale	1,626	1,448
Accruals and other financial liabilities	1,470	738
Subordinated liabilities	27,498	23,362
Financial liabilities	111,366	89,177
Non-financial liabilities	145,181	142,523
Total liabilities	256,547	231,700
Off-balance sheet commitments given
Loan and other credit-related commitments	16	114
Due over 5 years | HSBC Holdings
Financial assets
Trading assets	0	0
Cash and balances with HSBC undertakings	0	0
Derivatives	303	286
Due from and placements with banks and other financial institutions	23,110	20,665
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	30,652	23,904
Financial investments	0	0
Accrued income and other financial assets	0	0
Financial assets	54,065	44,855
Non-financial assets	159,527	154,574
Total assets	213,592	199,429
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	26,364	20,022
Derivatives	1,346	2,513
Debt securities in issue	30,820	25,028
Accruals and other financial liabilities	21	20
Subordinated liabilities	25,213	21,171
Financial liabilities	83,764	68,754
Non-financial liabilities	12	22
Total liabilities	83,776	68,776
Due over 5 years | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 5 years | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	16	114
Due over 5 years | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 5 years | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	21,117	15,476
Due over 5 years | – debt securities in issue: covered bonds
Financial liabilities
Debt securities in issue	0	0
Due over 5 years | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	30,671	22,866
Debt securities in issue	30,144	24,937
Due over 5 years | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	6,202	5,548
Due over 5 years | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	5,247	4,546
Due over 5 years | – other
Financial liabilities
Financial liabilities designated at fair value	5,296	6,002
Due over 5 years | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	$ 2,401	$ 2,236